Loans and Allowance for Credit Losses - Reconciliation of Allowance for Credit Losses - Wholesale (Detail) - Wholesale [member] - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2020	Jan. 31, 2019
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 1,165	$ 979
Provision for credit losses
Originations	66	78
Maturities	(96)	(86)
Changes in risk, parameters and exposures	132	212
Write-offs	(54)	(68)
Recoveries	13	7
Exchange rate and other	(35)	(12)
Balance at end of period	1,191	1,110
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	281	274
Provision for credit losses
Transfers to Stage 1	27	24
Transfers to Stage 2	(8)	(9)
Transfers to Stage 3	(1)	(1)
Originations	66	68
Maturities	(43)	(43)
Changes in risk, parameters and exposures	(17)	(11)
Exchange rate and other	(5)	(1)
Balance at end of period	300	301
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	396	340
Provision for credit losses
Transfers to Stage 1	(26)	(24)
Transfers to Stage 2	9	11
Transfers to Stage 3	(18)	(16)
Originations	0	10
Maturities	(53)	(43)
Changes in risk, parameters and exposures	99	84
Exchange rate and other		(1)
Balance at end of period	407	361
Impaired Stage three [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	488	365
Provision for credit losses
Transfers to Stage 1	(1)
Transfers to Stage 2	(1)	(2)
Transfers to Stage 3	19	17
Changes in risk, parameters and exposures	50	139
Write-offs	(54)	(68)
Recoveries	13	7
Exchange rate and other	(30)	(10)
Balance at end of period	$ 484	$ 448